ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

16.   ORDINARY SHARES

The Group’s Class A and Class B ordinary shares are identical in all respects except for voting and conversion rights. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, and Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. On all matters upon which the holders are entitled to vote, the Class A shares and Class B shares then outstanding shall constitute 39.3% and 60.7% of the total voting power of the issued and outstanding shares of the Group, respectively.